Average Annual Total Returns - Class A Class C and Institutional Class - SP MidCap 400 Pure Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	24.49%	8.45%	8.85%	24.12%	7.02%	7.36%	14.67%	6.14%	6.62%	32.54%	11.22%	10.87%	28.71%	8.70%	8.56%	28.24%	7.03%	6.89%	17.20%	6.26%	6.33%	32.54%	11.22%	10.87%